NET INCOME PER UNIT (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Summary of calculation of net income per unit
The following table shows the calculation of earnings less distributions:

	Three Months Ended June 30, 2018
	Limited Partner Common Units	IDRs - PBF LLC	Total
Net income attributable to the partners:
Distributions declared	$22,800	$3,415	$26,215
Earnings less distributions	(6,123)	—	(6,123)
Net income attributable to the partners	$16,677	$3,415	$20,092

Weighted-average units outstanding - basic	42,231,119
Weighted-average units outstanding - diluted	42,294,616

Net income per limited partner unit - basic	$0.39
Net income per limited partner unit - diluted	$0.39

	Three Months Ended June 30, 2017
	Limited Partner Common Units	Limited Partner Subordinated Units - PBF LLC	IDRs - PBF LLC	Total
Net income attributable to the partners:
Distributions declared	$20,000	$—	$2,107	$22,107
Earnings less distributions	(4,241)	5,445	—	1,204
Net income attributable to the partners	$15,759	$5,445	$2,107	$23,311

Weighted-average units outstanding - basic	31,428,577	10,649,228
Weighted-average units outstanding - diluted	31,485,563	10,649,228

Net income per limited partner unit - basic	$0.49	$0.52
Net income per limited partner unit - diluted	$0.49	$0.52

	Six Months Ended June 30, 2018
	Limited Partner Common Units	IDRs - PBF LLC	Total
Net income attributable to the partners:
Distributions declared	$43,770	$6,370	$50,140
Earnings less distributions	(8,813)	—	(8,813)
Net income attributable to the partners	$34,957	$6,370	$41,327

Weighted-average units outstanding - basic	42,176,202
Weighted-average units outstanding - diluted	42,190,136

Net income per limited partner unit - basic	$0.83
Net income per limited partner unit - diluted	$0.83

	Six Months Ended June 30, 2017
	Limited Partner Common Units	Limited Partner Subordinated Units - PBF LLC	IDRs - PBF LLC	Total
Net income attributable to the partners:
Distributions declared	$32,272	$7,308	$3,793	$43,373
Earnings less distributions	(2,309)	6,855	—	4,546
Net income attributable to the partners	$29,963	$14,163	$3,793	$47,919

Weighted-average units outstanding - basic	28,784,479	13,253,423
Weighted-average units outstanding - diluted	28,788,463	13,253,423

Net income per limited partner unit - basic	$1.04	$1.07
Net income per limited partner unit - diluted	$1.04	$1.07